Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions)(7)	Normalized Funds From Operations (millions)(8)
					Total Stockholder Return (5)	FTSE NAREIT All Equity REITs Index (6)
2023	$4,260,466	$4,561,177	$2,655,967	$2,865,811	$110	$112	$314.2	$537.5
2022	$4,063,301	$3,280,347	$2,554,239	$2,012,288	$98	$101	$284.6	$513.1
2021	$4,138,489	$5,513,408	$2,400,219	$3,227,093	$130	$134	$262.5	$469.0
2020	$3,856,959	$3,425,510	$2,413,795	$2,128,993	$92	$95	$228.3	$408.3

Named Executive Officers, Footnote	These dollar amounts are the amounts of total compensation reported for Ms. Nader, our CEO, for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to "Executive Compensation - Summary Compensation Table" of this Proxy Statement.These dollar amounts represent the average of the amounts reported for the Company's NEOs as a group, excluding Ms. Nader, in the "Total" column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Seavey, Mr. Waite and Mr. Eldersveld; (ii) for 2022, Mr. Seavey, Mr. Waite and Mr. Eldersveld; (iii) for 2021, Mr. Seavey, Mr. Waite, Mr. Roger Maynard, a former NEO, and Mr. Eldersveld; and (iv) for 2020, Mr. Seavey, Mr. Waite and Mr. Maynard.
Peer Group Issuers, Footnote	Represents the TSR for the FTSE NAREIT All Equity REITs Index.
PEO Total Compensation Amount	$ 4,260,466	$ 4,063,301	$ 4,138,489	$ 3,856,959
PEO Actually Paid Compensation Amount	$ 4,561,177	3,280,347	5,513,408	3,425,510
Adjustment To PEO Compensation, Footnote	These dollar amounts represent the amount of "compensation actually paid" to Ms. Nader, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Nader during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Ms. Nader's total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	$4,260,466	$(1,846,322)	$2,147,033	$4,561,177
2022	$4,063,301	$(1,887,308)	$1,104,354	$3,280,347
2021	$4,138,489	$(1,826,474)	$3,201,393	$5,513,408
2020	$3,856,959	$(2,093,977)	$1,662,528	$3,425,510
(a)    The Grant Date Fair Value of equity awards represents the total of the amounts reported in the "Stock Awards" column in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Condition in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments

2023	$1,796,160	$75,616	$184,784	$—	$90,473	$2,147,033
2022	$1,604,212	$(314,377)	$(269,444)	$—	$83,963	$1,104,354
2021	$2,510,232	$721,856	$(81,275)	$(30,652)	$81,232	$3,201,393
2020	$1,806,077	$(312,737)	$87,320	$—	$81,868	$1,662,528

Non-PEO NEO Average Total Compensation Amount	$ 2,655,967	2,554,239	2,400,219	2,413,795
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,865,811	2,012,288	3,227,093	2,128,993
Adjustment to Non-PEO NEO Compensation Footnote	These amounts represent the average amount of "compensation actually paid" to the NEOs as a group, excluding Ms. Nader, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned or paid to the NEOs as a group, excluding Ms. Nader, during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group, excluding Ms. Nader for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,655,967	$(1,303,222)	$1,513,066	$2,865,811
2022	$2,554,239	$(1,324,933)	$782,982	$2,012,288
2021	$2,400,219	$(1,143,444)	$1,970,318	$3,227,093
2020	$2,413,795	$(1,430,682)	$1,145,880	$2,128,993

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Year over year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividend or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$1,267,815	$53,058	$128,335	$—	$63,858	$1,513,066
2022	$1,126,150	$(216,157)	$(185,623)	$—	$58,612	$782,982
2021	$1,571,547	$416,144	$(50,347)	$(17,882)	$50,856	$1,970,318
2020	$1,233,978	$(205,367)	$60,941	$—	$56,328	$1,145,880

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	● Normalized FFO ● Core MH Revenues ● Core RV Revenues ● Core Net Operating Income
Total Shareholder Return Amount	$ 110	98	130	92
Peer Group Total Shareholder Return Amount	112	101	134	95
Net Income (Loss)	$ 314,200,000	$ 284,600,000	$ 262,500,000	$ 228,300,000
Company Selected Measure Amount	537,500,000	513,100,000	469,000,000.0	408,300,000
PEO Name	Ms. Nader
Additional 402(v) Disclosure	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company's share price at the end and the beginning of the measurement period by the Company's share price at the beginning of the measurement period.These amounts represent the amount of net income reflected in the Company's audited financial statements for the applicable year.
As described in more detail in the CD&A section of this Proxy Statement, the Company's executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not present in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relations between information presented in the Pay versus Performance table.
Compensation Actually Paid and Cumulative TSR of the Company:
As demonstrated by the following graph, the amount of compensation actually paid to Ms. Nader and the average amount of compensation actually paid to the Company's NEOs as a group, excluding Ms. Nader, is aligned with the Company's cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company's cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Ms. Nader and to the other NEOs is comprised of equity awards. As described in more detail in the CD&A section of this Proxy Statement, the Company targets that approximately 47% of the value of total compensation awarded to the NEOs is comprised of equity awards with 50% being time-based and 50% being performance-based.
Compensation Actually Paid and Net Income:
The following chart shows the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to Net Income. As described in more detail in the CD&A section of this Proxy Statement, the Company targets that approximately 37% of the value of total compensation awarded to the NEOs consists of amounts determined under the Company's short-term incentive compensation program.
Compensation Actually Paid and Normalized FFO:
The following chart shows the relationship of the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs as compared to Normalized FFO. See Appendix A to this Proxy Statement for a discussion and reconciliation of Normalized FFO to the most directly comparable GAAP measure. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company's compensation programs, the Company has determined that Normalized FFO is the financial measure that, in the Company's assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company's NEOs, for the year ended December 31, 2023, to Company performance. The Company utilizes Normalized FFO when setting goals in the Company's short-term incentive compensation program, as well as for setting goals for performance-based Restricted Stock that are awarded to the NEOs. As described in more detail in the CD&A section of this Proxy Statement, the Company targets that approximately 37% of the value of total compensation awarded to the NEOs consists of amounts determined under the Company short-term incentive compensation program and approximately 47% of the value of total compensation awarded to the NEOs is to be comprised of equity awards of which 50% of the equity awards are performance-based Restricted Stock.

Measure:: 1
Pay vs Performance Disclosure
Name	Normalized FFO
Non-GAAP Measure Description	While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company's compensation programs, the Company has determined that Normalized FFO is the financial performance measure that, in the Company's assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company's NEOs, for the most recently completed fiscal year, to Company performance. See Appendix A to this Proxy Statement for a discussion and reconciliation of Normalized FFO to the most directly comparable GAAP measure
Measure:: 2
Pay vs Performance Disclosure
Name	Core MH Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Core RV Revenues
Measure:: 4
Pay vs Performance Disclosure
Name	Core Net Operating Income
PEO | Grant Date Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,846,322)	$ (1,887,308)	$ (1,826,474)	$ (2,093,977)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,147,033	1,104,354	3,201,393	1,662,528
PEO | Year End Fair Value of Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,796,160	1,604,212	2,510,232	1,806,077
PEO | Year Over Year Change In Fair Value Of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	75,616	(314,377)	721,856	(312,737)
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	184,784	(269,444)	(81,275)	87,320
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Condition in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	(30,652)	0
PEO | Value of Dividends or other earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	90,473	83,963	81,232	81,868
Non-PEO NEO | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,303,222)	(1,324,933)	(1,143,444)	(1,430,682)
Non-PEO NEO | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,513,066	782,982	1,970,318	1,145,880
Non-PEO NEO | Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,267,815	1,126,150	1,571,547	1,233,978
Non-PEO NEO | Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	53,058	(216,157)	416,144	(205,367)
Non-PEO NEO | Year over year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	128,335	(185,623)	(50,347)	60,941
Non-PEO NEO | Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	(17,882)	0
Non-PEO NEO | Average Value of Dividend or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 63,858	$ 58,612	$ 50,856	$ 56,328